Document and Entity Information	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	CreditRiskMonitor.com, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	1-8601
Entity Tax Identification Number	36-2972588
Entity Address, Address Line One	704 Executive Boulevard
Entity Address, City or Town	Valley Cottage
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10989
City Area Code	845
Local Phone Number	230-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000315958
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	CRMZ
Security Exchange Name	NONE